Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans - Other Post-employment Benefit Plans [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2022 CAD ($)
Employee Benefit Plans (Details) - Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans [Line Items]
2023	$ 1,112
2024	1,125
2025	1,291
2026	1,319
2027	1,410
2028 to 2032	$ 7,334